Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Risks in relation to the VIE structure

Risks in relation to the VIE structure

It is possible that the Company’s operation of certain of its operations and businesses through its VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote. On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIE within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law was passed by the People’s Congress of the PRC and went into effect in its current form and as a result the Company’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company’s operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a severe adverse impact on the Company’s cash flows, financial position and operating performance.

In addition, it is possible that the contracts among Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the VIEs. Consequently, the VIEs’ results of operations, assets and liabilities would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position, and operating performance would be materially adversely affected. The Company’s contractual arrangements Taizhou Suxuantang, WFOE, and the nominee shareholders of Taizhou Suxuantang are approved and in place. Management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

The Company’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Company’s operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statement of operations.

The reporting and functional currencies of the Company and SXT HK are the United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In addition, the WFOE and the VIE maintain their books and records in their respective local currency, Renminbi (“RMB”), which is also the respective functional currency for each subsidiary and VIE as they are the primary currency of the economic environment in which each subsidiary operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not the US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of a foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statement of stockholders’ equity. Other equity items are translated using the exchange rates on the transaction date.

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	March 31, 2021	March 31, 2020	March 31, 2019
Balance sheet items, except for equity accounts	6.5518	7.0808	6.7111
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.7834	6.9637	6.7138

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information.

Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The following are some of the areas requiring significant judgments and estimates as of March 31, 2021 and 2020: determinations of the useful lives of long-lived assets, estimates of allowances for doubtful accounts, sales return rate, valuation assumptions in performing asset impairment tests of long-lived assets and determinations of fair value of convertible notes (liability component, etc) and warrants.

Fair values of financial instruments

Fair values of financial instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value.

As of March 31, 2021 and 2020, financial instruments of the Company primarily comprised of cash and cash equivalents, restricted cash, accounts receivables, notes receivable, loan receivable and accrued interest, due from related parties, prepayments receivables and other current assets (exclude prepayments and deposits), bank loans (current and non-current portion), notes payable, accounts payable, amounts due to related parties and accrued expenses and other liabilities. The carrying amounts of these financial instruments approximated their fair values because of their generally short maturities.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash is cash held as collateral for transactions and a loan the Company has entered into.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective April 1, 2018, using the retrospective transition method.

The ending balance of restricted cash presented on the face of the consolidated balance sheets as of March 31, 2021 and 2020 were $25,947 and Nil, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2021 and 2020, the Company assessed the recoverability of its accounts receivable and record an allowance of $270,693 and $103,990, respectively.

Inventories

Inventories

Inventories primarily include raw materials and finished goods.

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress. As of March 31, 2021 and 2020, the Company assessed the net realizable value of its inventories and record a provision of $114,214 and $45,381, respectively.

Advance to suppliers

Advance to suppliers

Advance to suppliers represent amounts advanced to suppliers for future purchases of raw materials and for other services. The suppliers usually require advance payments when the Company makes purchase or orders service and the advanced payments will be utilized to offset the Company’s future payments.

Property, plant and equipment, net

Property, plant and equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years

The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the years ended March 31, 2021 and 2020, marketing and there was no impairment of property, plant and equipment.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation and amortization of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost less accumulated amortization. Intangible assets represented the trade mark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of 10 years.

The Company follows ASC Topic 350 in accounting for intangible assets, which requires impairment losses to be recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by the assets are less than the assets’ carrying amounts. For the years ended March 31, 2021 and 2020, the Company record no impairment of intangible assets.

Construction in process

Construction in process

Construction in process records the cost of construction work, which is not yet completed. A construction in process item is not depreciated until the asset is placed in service.

Construction in process respects unfinished factory, workshop and retail outlet. Construction in process will be transferred to leasehold improvement when it is finished. Depreciation is recorded starting at the time when assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets primarily include property, plant and equipment and intangible assets. In accordance with the provision of ASC Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, the Company generally conducts its annual impairment evaluation to its long-lived assets, usually in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate. The recoverability of long-lived assets is measured at the reporting unit level, which is an operating segment or one level below an operating segment. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. The Company record no impairment charge for the years ended March 31, 2021 and 2020, respectively.

Convertible note, net

Convertible note, net

ASC 470, Debt, requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate. ASC 470-20 requires that the initial proceeds from the sale of these notes be allocated between a liability component and an equity component in a manner that reflects interest expense at the interest rate of similar nonconvertible debt that could have been issued by the Company at such time. We measured the estimated fair value of the debt component of our convertible notes as of the issuance date based on our nonconvertible debt borrowing rate. The equity components of the convertible senior notes have been reflected within additional paid-in capital in our audited consolidated balance sheet, and the resulting debt discount is amortized over the period during which the convertible notes are expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Upon repurchase of convertible debt instruments, ASC 470-20 requires the issuer to allocate total settlement consideration, inclusive of transaction costs, amongst the liability and equity components of the instrument based on the fair value of the liability component immediately prior to repurchase. The difference between the settlement consideration allocated to the liability component and the net carrying value of the liability component, including unamortized debt issuance costs, would be recognized as gain (loss) on extinguishment of debt in our audited consolidated statements of operations. The remaining settlement consideration allocated to the equity component would be recognized as a reduction of additional paid-in capital in our audited consolidated balance sheets.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”), on April 1, 2018, using the modified retrospective method. Revenues for the years ended March 31, 2021, 2020 and 2019 were presented under ASC 606, and revenues for the year ended March 31, 2018 was not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition.

Revenue is recognized when control of promised goods is transferred to the Company’s customers in an amount of consideration of which the Company expect to be entitled to in exchange for the goods, and the Company can reasonably estimates return provision for the goods. The product return provisions are estimated based on (1) historical rates, (2) specific identification of outstanding returns not yet received from customers and outstanding discounts and claims and (3) estimated returns, discounts and claims expected, but not yet finalized with customers. As of March 31, 2021 and 2020, sales return provision recorded in Refund liabilities were $472,282 and $113,611.

For the year ended March 31, 2021 and 2020, the Company did not have any significant incremental costs of obtaining contracts with customers incurred or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have amounts of contract assets since revenue is recognized as control of goods is transferred. The contract liabilities consist of advance payments from customers. The contract liabilities are reported in a net position on a customer-by-customer basis at the end of each reporting period. All contract liabilities are included in advance from customers in the Consolidated Balance Sheets. As of March 31, 2021 and 2020, the Company record advance from customers of $257,449 and $298,042, respectively.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company’s principal operations.

Market development fees

Market development fees

Market development fees relate mainly to market development and advertisements of our pharmaceutical products. For the years ended March 31, 2021 and 2020, marketing and advertising expenses are $1,119,680 and $1,021,543, respectively, which are included in selling expenses in our consolidated statements of operations and comprehensive income.

Income Taxes

Income Taxes

Current income tax expenses are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing the consolidated financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Company adopts ASC 740-10-25 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of March 31, 2021 and 2020.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income. Accumulated other comprehensive income, as presented on the balance sheets are the cumulative foreign currency translation adjustments. As of March 31, 2021, the balance of accumulated other comprehensive income amounted to $527,786, and as of March 31, 2020, the balance of accumulated other comprehensive loss amounted to $590,660, respectively.

Leases

Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are recognized in the condensed consolidated income statements on a straight-line basis over the lease terms. The Company had no capital leases for the years ended March 31, 2021 and 2020, respectively.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, which is a strategic committee comprised of members of the Company’s management team. In the respective periods presented, the Company had one single operating and reportable segment, namely the manufacture and distribution of TCMP. Although TCMP consist of different business units of the Company, information provided to the chief operating decision-maker is at the revenue level and the Company does not allocate operating costs or assets across business units, as the chief operating decision-maker does not use such information to allocate resources or evaluate the performance of the business units. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.

Significant risks and uncertainties

Significant risks and uncertainties

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, other receivables, advances to suppliers, loan receivable and accrued interest, and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of March 31, 2021 and 2020 the Company held cash and cash equivalents of $13,333,028 and $7,287,032, respectively, which were primarily deposited in financial institutions located in Mainland China, which were uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in China which management believes are of high credit quality. The Company’s operations are carried out in Mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other factors.

The Company conducts credit evaluations of its customers and suppliers and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s financial condition, credit history, and the current economic conditions. As of March 31, 2021 and 2020, the Company record allowances of $270,693 and $103,990, respectively, for accounts receivable. As of March 31, 2021 and 2020, the Company record allowances of $1,090,759 and Nil, respectively, for Prepayments, receivables and other current assets.

Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liabilities that potentially subject the Company to significant concentration of liquidity risk primarily consist of bank loans (current and non-current portion), accounts payable, amounts due to related parties, and accrued expenses and other liabilities. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

Foreign currency risk

The Company has significant operating activities, thus has assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers ‘invoices and signed contracts”. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Where there is a significant change in value of RMB, the gains and losses resulting from translation of financial statements of a foreign subsidiary will be significantly affected.

Concentration risk

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively. The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.

During the years ended March 31, 2021 and 2020, there were two and two customers generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:

	For the years ended, March 31,
	2021	2020
Customer A	19.37%	20.23%
Customer B	3.82%	15.00%
Customer C (related party customer)	15.31%	4.88%

As of March 31, 2021 and 2020, accounts receivable due from these customers as a percentage of consolidated accounts receivable were as follows:

	As of March 31,
	2021	2020
Customer A	14.11%	5.49%
Customer B	3.28%	9.04%
Customer C (related party customer)	19.94%	7.04%

During the years ended March 31, 2021 and 2020, there were four and three suppliers which accounted for over 10% of total purchase for that year, respectively. The details are as follows:

	For the years ended, March 31,
	2021	2020
Supplier A	39.80%	20.34%
Supplier B	18.64%	-
Supplier C	18.20%	-
Supplier D	16.02%	-
Supplier E	-	45.91%
Supplier F	7.33%	14.09%

As of March 31, 2021 and 2020, accounts payable due to these suppliers as a percentage of consolidated accounts payable were as follows:

Recently issued accounting standards

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has adopted the extended transition period.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company adopted ASU No. 2018-13 on April 1, 2020 by using the modified retrospective method. The adoption had no impact on the Company’s balance sheet, statements of operations and comprehensive income (loss) and statement of cash flows for the year ended March 31, 2021.

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10, to supersede ASU 2016-02. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic ASC 840, Leases). In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which amended the effective date of Topic 842, Leases. ASC 842 is now effective for private companies and nonprofit organizations annual reporting periods beginning after December 15, 2021. This was done to provide these organizations with accounting relief during the COVID-19 global pandemic. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning April 1, 2022. The Company does not plan to early adopt the new lease standards and the Company expects that applying the ASU 2016-02 would materially increase its assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of comprehensive loss and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, or ASU 2016-13. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC 842, Leases (“ASC 842”) instead of ASC Subtopic 326-20. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date of ASU 2016-13. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning April 1, 2022. Early adoption is permitted. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The amendments in these ASUs are effective for the Company’s fiscal years, and interim periods within those fiscal years beginning March 31, 2022. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)”, which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825 “Financial Instruments”. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective prospectively for the Company for the year ending March 31, 2022 and interim reporting periods during the year ending March 31, 2022. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” and issued a subsequent amendment which refines the scope of the ASU and clarifies some of its guidance as part of the FASB’s monitoring of global reference rate reform activities in January 2021 within ASU 2021-01 (collectively, including ASU 2020-04, “ASC 848”). ASC 848 provides optional expedients and exceptions for applying U.S. GAAP on contract modifications and hedge accounting to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. These optional expedients and exceptions provided in ASC 848 are effective for the Company from January 1, 2020 through December 31, 2022. The Company has elected the optional expedients for certain existing interest rate swaps that are designated as cash flow hedges, which did not have a material impact on the financial position, results of operations and cash flows. The Company is evaluating the effects, if any, of the potential election of the other optional expedients and exceptions provided in this guidance on the financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies an issuer’s accounting for certain convertible instruments and the application of derivatives scope exception for contracts in an entity’s own equity. This guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and required enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The new guidance is required to be applied either retrospectively to financial instruments outstanding as of the beginning of the first comparable reporting period for each prior reporting period presented or retrospectively with the cumulative effect of the change to be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. This guidance is effective for the Company for the year ending March 31, 2023 and interim reporting periods during the year ending March 31, 2023. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the financial position, results of operations and cash flows.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.